Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Unconstrained Equity Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
France — 6.4%
Airbus SE ................... 188,075 $ 43,059,775
Thales SA ................... 61,164 18,723,887
61,783,662
Netherlands — 10.4%
Adyen NV
(a) (b) (c)
............... 18,282 27,109,376
ASML Holding NV ............. 50,900 72,985,818
100,095,194
United Kingdom — 7.5%
RELX plc ................... 677,080 24,003,853
Rolls-Royce Holdings plc ........ 2,870,926 47,993,203
71,997,056
United States — 68.0%
Alphabet, Inc. , Class C .......... 181,836 61,556,941
Amazon.com, Inc.
(a)
............ 279,354 66,849,412
Broadcom, Inc. ............... 134,739 44,639,031
Cadence Design Systems, Inc.
(a)
... 64,624 19,151,969
Hasbro, Inc. ................. 121,220 10,826,158
Howmet Aerospace, Inc. ......... 181,211 37,706,385
Intel Corp.
(a)
................. 525,859 24,436,668
Masimo Corp.
(a)
............... 242,168 33,256,931
Mastercard, Inc. , Class A ......... 79,459 42,811,715
Meta Platforms, Inc. , Class A ...... 70,125 50,244,562
Microsoft Corp. ............... 104,579 44,999,298
Progressive Corp. (The) ......... 176,154 36,640,032
Robinhood Markets, Inc. , Class A
(a)
.. 182,971 18,201,955
S&P Global, Inc. .............. 57,423 30,307,285
Trane Technologies plc .......... 111,226 46,779,431
Vertiv Holdings Co. , Class A ...... 212,399 39,544,446
Visa, Inc. , Class A ............. 133,794 43,058,923
651,011,142
Total Long-Term Investments — 92.3%
(Cost: $ 657,440,040 ) ............................. 884,887,054
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.57%
(d) (e)
.... 69,648,963 69,648,963
Total Short-Term Securities — 7 .3%
(Cost: $ 69,648,963 ) .............................. 69,648,963
Total Investments — 99.6%
(Cost: $ 727,089,003 ) ............................. 954,536,017
Other Assets Less Liabilities — 0.4% ................... 3,384,123
Net Assets — 100.0% .............................. $ 957,920,140
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Unconstrained Equity Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (1,486)
(b)
$ 1,486 $ — $ — — $ 5,628
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 42,101,662 27,547,301
(b)
— — — 69,648,963 69,648,963 546,030 —
$ 1,486 $ — $ 69,648,963 $ 551,658 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Unconstrained Equity Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 208 03/20/26 $ 72,444 $ 363,783
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
France .............................................. $ — $ 61,783,662 $ — $ 61,783,662
Netherlands ........................................... — 100,095,194 — 100,095,194
United Kingdom ........................................ — 71,997,056 — 71,997,056
United States .......................................... 651,011,142 — — 651,011,142
Short-Term Securities
Money Market Funds ...................................... 69,648,963 — — 69,648,963
$ 720,660,105 $ 233,875,912 $ — $ 954,536,017
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 363,783 $ — $ — $ 363,783
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.